Debt - Summary Of Future Principal Payment Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 20,586
2024		35,457
2025		38,611
2026		42,012
2027		12,329
Total	$ 132,422	$ 148,995	$ 177,539